Spirit Acquisition (Details) $ / shares in Units, $ in Millions	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 extension_period
Business Acquisition [Line Items]
Business combination, termination rights, number of three-month extension periods | extension_period		3
Forecast [Member] | Spirit AeroSystems Holdings, Inc.
Business Acquisition [Line Items]
Business combination, consideration transferred | $	$ 4,700
Business acquisition, share price (in dollars per share) | $ / shares	$ 37.25
Business acquisition, trading day	15 days
Business acquisition, seller termination fee | $	$ 150
Business acquisition, buyer termination fee | $	$ 300
Forecast [Member] | Spirit AeroSystems Holdings, Inc. | Minimum
Business Acquisition [Line Items]
Business acquisition, exchange ratio	18.00%
Business acquisition, floor price per share (in dollars per share) | $ / shares	$ 149
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	0.25
Forecast [Member] | Spirit AeroSystems Holdings, Inc. | Maximum
Business Acquisition [Line Items]
Business acquisition, exchange ratio	25.00%
Business acquisition, ceiling price per share (in dollars per share) | $ / shares	$ 206.94
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares	0.18